                              AFBA 5Star Fund, Inc.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                                 Advisory Series
                            Class A, B, and C Shares

Supplement dated May 15, 2006 to the Prospectus dated July 31, 2005.

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectus.

The following  section  should be added to page 50 of the  Prospectus  after the section entitled  "Shareholder Service Fees" under the heading "Distribution and
Service Arrangements:"

Additional    In addition to the fees described above, the Manager also may make
Payments:     additional payments to dealers  or financial intermediaries out of its  own  assets.  These  payments  may  be  made  for  marketing, promotional or related  expenses.  In  some  circumstances,  these types of  payments  may  create  an  incentive  for a dealer or  a financial  intermediary  or its  representatives  to recommend  or offer shares of the Funds to its  customers.  You  should ask your dealer or financial  intermediary for more details  about any such payment it receives.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5Star Fund, Inc.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

                                Retirement Series
                                 Class R Shares

Supplement dated May 15, 2006 to the Prospectus dated July 31, 2005.

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectus.

The following  section  should be added to page 42 of the Prospectus as the last paragraph in the section entitled "Distribution and Service Arrangements:"

Additional          In  addition to the fees  described above, the Manager  also
Payments to         may  make  additional  payments  to  dealers  or  financial
Dealers and         intermediaries out of its own assets.  These payments may be
Financial           made for marketing, promotional or related expenses. In some
Intermediaries:     circumstances,  these  types  of  payments  may  create  an incentive  for a dealer or a financial  intermediary  or its representatives to recommend or offer shares of the Funds to its  customers.  You  should  ask your  dealer or  financial intermediary  for more  details  about any such  payment  it receives.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5Star Fund, Inc.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund

Supplement dated May 15, 2006 to the Statement of Additional  Information  dated
July 31, 2005.

This Supplement provides new and additional information beyond that contained in the Statement of Additional  Information and should be read in conjunction  with the Statement of Additional Information.

The following  section should be added to page 33 of the Statement of Additional
Information  after the section  entitled  "Front-End  Sales  Charges"  under the heading "Distribution of Shares and Rule 12b-1 Plan:"

Additional Payments to Dealers and Financial Intermediaries.  In addition to the commissions  that may be paid to dealers  and  financial  intermediaries  by the
Funds as described above,  the Manager may also make additional  payments out of its own assets to dealers or financial  intermediaries  in  connection  with the sale, distribution, retention and/or servicing of Fund shares, which may include payments for marketing support,  program servicing,  processing support or other payments to financial  intermediaries  that sell or arrange for the sale of Fund shares.  Such  compensation  also may be provided  by the  Manager to  financial intermediaries  to enable  the  Manager  to  participate  in and/or  present  at conferences  or seminars,  sales or training  programs  and/or  other  sponsored events. These additional payments by the Manager may be based on current assets, gross sales, the Fund's advisory fees or other measures, as determined from time to time by the  Manager.  The  Manager  may make  certain of these  payments  to dealers or financial intermediaries with a meaningful business relationship with the  Funds.  As of the  date  of this  supplement,  the  Manager  may pay a more substantial  amount  of  additional  cash  payments  to the  following  firms in connection with the sale of Fund shares: Raymond James, Charles Schwab, Pershing
and  Fidelity   Investments.   You  should  consult  your  dealer  or  financial
intermediary for more details about any such payment it receives.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE